Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions
6. Acquisitions
2020 Acquisitions
Business Combinations
Geewa
—On January 31, 2020, the Company acquired Geewa A.S. (“Geewa”), a privately held company specializing in mobile gaming. The transaction expanded the Company’s Apps portfolio and was accounted for as a business combination. The Company purchased all of the outstanding shares of the capital stock of Geewa for a total consideration of $25.6 million, of which $23.5 million was paid in cash and the unpaid balance was attributed to a $2.1 million indemnity holdback that was paid in January 2021. Transaction costs incurred by the Company in connection with the acquisition, including professional fees, were $0.3 million.
The following table summarizes the fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash	$1,043
Accounts receivable and other current assets	1,457
Intangible assets
Apps—estimated useful life of 5 years	17,040
Tradename—estimated useful life of 5 years	260
Developed Technology—estimated useful life of 2 years	590
Property, equipment and other tangible asset s	369
Goodwill	9,805
Accounts payable, accrued liabilities and other liabilities	(4,935)

Total purchase consideration	$25,629

The income approach was used to value the developed Apps and tradename. Goodwill represents the excess of the purchase price over the fair value of identifiable assets acquired and liabilities assumed at the acquisition date and is primarily attributable to the assembled workforce and expected synergies at the time of the acquisition. Goodwill is not deductible for tax purposes.
Pro forma results of operations have not been presented because the effect of the acquisition was not material to the condensed consolidated statements of operations.
Redemption Games—
On April 6, 2020, the Company acquired Redemption Games, Inc. (“Redemption Games”), a privately held company specializing in mobile gaming. The transaction expanded the Company’s Apps portfolio and was accounted for as a business combination. As part of the transaction, the Company purchased 95.5% of the outstanding shares of the capital stock of Redemption Games for an aggregate total consideration of $53.7 million. Based on the consideration paid and the percent acquired, the transaction implied a total value for Redemption of $56.2 million. Transaction costs incurred by the Company in connection with the acquisition, including professional fees, were $0.6 million. In November 2020, the Company increased its ownership in Redemption Games to 98.2% by exchanging 2.7% of minority shares for the Company’s Class A common stock. The difference between the $4.5 million in fair value of the Class A common stock issued and the $1.5 million in fair value of the minority shares was recognized as stock-based compensation in research and development expenses.
The following table summarizes the fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash	$2,787
Accounts receivable, net	1,850
Intangible assets
Apps—estimated useful life of 5 years	44,000
Tradename—estimated useful life of 5 years	900
Goodwill	20,198
Other tangible assets	131
Accounts payable	(2,492)
Other liabilities	(11,142)

Total valuation	56,232

Redeemable noncontrolling interes t	(2,556)

Total purchase consideration	$53,676

The income
approach was used to value the developed Apps and tradename. Goodwill represents the excess of the purchase price over the fair value of identifiable assets acquired and liabilities assumed at the acquisition date and is primarily attributable to the assembled workforce and expected synergies at the time of the acquisition. Goodwill is not deductible for tax purposes.
Pro forma results of operations have not been presented because the effect of the acquisition was not material.
Machine Zone, Inc.—
On May 19, 2020, the Company acquired Machine Zone, Inc. (“Machine Zone”), a privately held company specializing in mobile gaming. The transaction expanded the Company’s Apps portfolio and was accounted for as a business combination. The Company purchased all of the outstanding shares of the capital stock of Machine Zone and settled all Machine Zone debt for an aggregate acquisition price of $328.6 million comprising $287.1 million cash paid to Machine Zone lenders, common stock warrants issued to Machine Zone lenders and preferred stockholders with the aggregate fair value of

$
38.2
 million and a settlement of the preexisting accounts receivable balance of $
3.3
 million. Transaction costs incurred by the Company in connection with the acquisition, including professional fees, were $
2.8
 million.
The Company also assumed an intellectual property license agreement with a third-party game content provider that was included in the Machine Zone acquisition. The term of the intellectual property license agreement is set to expire in December 2021 with the option to renew for additional terms by the mutual agreement of the parties. The remaining future fixed payments under the intellectual property license agreement as of the date of the Machine Zone acquisition amounted to $37.1 million.
The following table summarizes the fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash	$37,767
Accounts receivable and other current assets	27,284
Intangible assets
Tradename—estimated useful life of 10 years	13,000
Apps—estimated useful life of 3—5 years	272,000
Intellectual property license—useful life of 2 years	28,551
Goodwill	82,353
Right-of-use assets under operating leases	125,639
Property, equipment and other tangible assets	42,312
Accounts payable, accrued liabilities and other liabilitie s	(81,591)
Deferred revenue	(43,200)
License obligation	(35,685)
Operating lease liabilities	(139,875)

Total purchase consideration	$328,555

The income approach was used to value the developed Apps and tradename. The replacement cost approach was used to value the intellectual property license asset. Goodwill represents the excess of the purchase price over the fair value of identifiable assets acquired and liabilities assumed at the acquisition date and is primarily attributable to the assembled workforce and expected synergies at the time of the acquisition. Goodwill is deductible for tax purposes.
Contemporaneously with the closing of the acquisition, the Company exited from one of Machine Zone’s real estate leases. The Company accounted for this lease termination as a transaction separate from the business combination since the lease termination was negotiated primarily for the benefit of the combined entity; the Company was the party who directly negotiated this lease amendment with the lessor; and such negotiation took place contemporaneously with the negotiation of the business combination. The Company decreased the operating lease right-of-use
asset and operating lease liability by $57.6 million and $63.1 million, respectively. The Company also wrote-off
$15.0 million of leasehold improvements and other assets related to this real estate lease. In connection with this transaction, the Company issued a common stock warrant with the fair value of $0.4 million.
The Company’s consolidated statements of operations for the nine months ended September 30, 2020 includes Machine Zone’s revenue of $64.2 million and pretax loss of $66.2 million for the period from the acquisition date of May 19, 2020 to September 30, 2020.
See Pro forma results of operations below under “Supplemental Pro Forma Information”.
Asset Acquisitions
Zenlife asset acquisition
—In June 2020, the Company acquired certain mobile Apps from an independent foreign-based mobile game developer in exchange for an upfront cash consideration of $160.0 million and future earn-out
payments for each of the four years from the date of the transaction based on the excess, if any, of revenue generated by the initially acquired mobile App for such year above the sum of (i) an annual fixed baseline revenue and (ii) the aggregate earn-out
payments made in prior years. The transaction was accounted for as an asset acquisition with $173.3 million allocated to the acquired mobile Apps and $13.3 million to deferred tax liability. The recorded value of acquired mobile Apps is amortized over five years. Additionally, the Company entered into a service and development agreement with the independent mobile game developer to support the initially acquired mobile Apps as well as to develop new mobile Apps during the four-year term of the agreement. The Company is also required to make future earn-out
payments for newly developed mobile Apps determined under the similar approach as for the initially acquired mobile Apps.
In March and April 2020, the Company completed two asset acquisitions to acquire two mobile Apps from two separate independent foreign-based mobile game developers in exchange for an aggregate upfront cash consideration of $35.0 million and future earn-out
payments. Both transactions were accounted for as asset acquisitions with $35.0 million allocated to the acquired mobile Apps, which will be amortized over three and five years. Additionally, the Company entered into service and development agreements with the independent mobile game developers to support the initially acquired mobile Apps as well as to develop new mobile Apps. With respect to the first asset acquisition, future earn-out
payments are based on a predetermined percentage of revenue net of certain direct costs generated by the initially acquired mobile App, or additional mobile Apps developed under the service and development agreement, over the term of the agreement, which is initially two years, but which may renew for an additional two-year
term. With respect to the second asset acquisition, future
earn-out
payments for each of the four years from the date of the transaction are based on (i)(a) the revenue generated by the initially acquired mobile App and any additional mobile Apps developed under the service and development agreement over the term of four years in excess of (b) a baseline revenue threshold, multiplied by (ii) tiered revenue multiples, up to a cumulative amount of $45.0 million.
During the three and nine months ended September 30, 2020, the Company recognized total earn-out costs
of $12.4 million and $26.1 million, respectively, related to all acquired mobile Apps. These earn-out
costs increased the book value of the acquired mobile Apps, and are amortized over the remaining useful life of the originally acquired mobile Apps.
Modification of asset acquisition-related contingent consideration
—In September 2020, the Company amended the terms of an asset acquisition to settle the acquisition holdback and the earn-out
due to the sellers 12 months following the acquisition’s closing in 2019. Under the terms of the amendment, the Company agreed to settle a $34.8 million liability related to an acquisition holdback and earn-out,
with a combination of a cash payment of $3.4 million and the Company’s Class A common stock at the fair value of $106.1 million as of the settlement date, resulting in a $74.7 million extinguishment loss of the acquisition-related contingent consideration.
2021 Acquisitions
Business Combinations
On April 20, 2021, the Company acquired adjust GmbH (“Adjust”), a mobile application tracking and analytics company. The Company purchased all of the outstanding shares of the capital stock of Adjust and settled all of Adjust’s debt for the stated purchase consideration of $980.0 million, which was composed of $352.0 million stated value of convertible securities convertible into a variable
The following table summarizes the preliminary allocation of the purchase consideration to the fair value of the assets acquired and liabilities assumed (in thousands):

Cash and cash equivalents	$12,155
Accounts receivable and other current assets	21,840
Intangible assets
Customer Relationships—estimated useful life of 12 years	155,000
Developed Technology—estimated useful life of 6 years	77,000
Tradename—estimated useful life of 5 years	8,000
Goodwill	776,147
Operating lease right-of-use assets	8,130
Property and equipment, net	1,897
Finance lease right-of-use assets	43,156
Other assets	3,191
Accounts payable, accrued liabilities and other current liabilities	(15,540)
Deferred revenue	(5,600)
Operating lease liabilities	(8,130)
Finance lease liabilities	(43,156)
Deferred income tax liability	(66,273)

Total purchase consideration	$967,817

The fair values assigned to assets acquired and liabilities assumed are based on management’s best estimates and assumptions as of the reporting date. The Company has completed a preliminary valuation and expects to finalize it as soon as practical, but no later than one year from the acquisition date.
The income approach was used to determine the preliminary fair value of the customer relationships, developed technology and tradename. Goodwill represents the excess of the purchase price over the preliminary fair value of identifiable assets acquired and liabilities assumed at the acquisition date and is primarily attributable to the assembled workforce and expected synergies at the time of the acquisition. For tax purposes, an estimated tax deductible goodwill of $692.5 million was generated as a result of this acquisition.
The Company’s condensed consolidated statement of operations for the nine months ended September 30, 2021 includes Adjust’s revenue of $49.4 million and pretax loss of $29.6 million for the period from the acquisition date of April 20, 2021 to September 30, 2021.
See Pro forma results of operations below under “Supplemental Pro Forma Information”.
In May 2021, the convertible securities were converted into 6,320,688 shares of the Company’s Class A common stock. As a result, the fair value of the convertible securities was reclassified into the stockholders’ equity.
Asset Acquisitions
In April 2021, the Company completed two separate transactions to acquire certain mobile Apps from two foreign-based independent mobile game developers in exchange for an aggregate upfront cash consideration of $300.0 million and potential future earn-out
payments. The Company incurred a total transaction cost of $6.0 million related to these transactions. Both transactions were accounted for as asset acquisitions with $306.0 million allocated to the acquired mobile Apps, which will be amortized over approximately eight years. Concurrent with the closings of these transactions, the Company entered into a development services agreement with each of the independent mobile game developers to support the acquired mobile Apps, as well as to develop new mobile Apps during the four-year term of the agreement. With respect to the first transaction, the potential future earn-out
payments are contingent on the revenue generated by the acquired mobile Apps exceeding a certain revenue threshold, which will be measured and payable (if applicable) each year for four years from the date of the transaction. With respect to the second transaction, the potential future earn-out
payments will be determined in a manner similar to the first transaction, in addition to a potential one-time
earn-out
payment of $50.0 million contingent on the achievement of a certain monthly revenue milestone within the four years following the date of the transaction.
In June 2021, the Company acquired certain mobile Apps from a foreign-based independent mobile game developer in exchange for an upfront cash consideration of $130.0 million and future earn-out
payments. The Company incurred a total transaction cost of $4.0 million related to the transaction. The transaction was accounted for as an asset acquisition with $134.0 million allocated to the acquired mobile Apps, which will be amortized over nine years. Concurrent with the closing of the transaction, the Company entered into a development services agreement with the independent mobile game developer to support the acquired mobile Apps, as well as to develop new mobile Apps during the four-year term of the agreement. With respect to all initially acquired mobile Apps, the potential future earn-out
payments are contingent on the revenue and/or earnings before interest, taxes, depreciation and amortization (“EBITDA”) generated by the acquired mobile Apps exceeding certain thresholds.
In August 2021, the Company acquired certain mobile Apps from a foreign-based independent mobile game developer in exchange for a total cash consideration of $150.0 million. The transaction was accounted for as an asset acquisition with $150.0 million allocated to the acquired mobile Apps, which will be amortized over 6 years.
During the three and nine months ended September 30, 2021, the Company also completed a number of other asset acquisitions for an aggregate upfront cash consideration of $28.8 million and $36.8 million, respectively, as well as potential future earn-out
payments that are contingent on the revenue and/or profit generated by the acquired mobile Apps.
During the three and nine months ended September 30, 2021, the Company recognized total earn-out costs
of $9.9 million and $97.5 million, respectively, of which $0.7 million and $68.6 million were related to an asset acquisition closed in 2020. These earn-out
costs increased the book value of the acquired mobile Apps, and are amortized over the remaining useful life of the originally acquired mobile Apps.
In January 2021 the Company paid $60.0 million to Recoded, an independent foreign-based mobile game developer, in relation to a new mobile App acquired in 2020. In February 2021, the Company paid an additional $90.0 million to Recoded related to deferred cash consideration for the acquisition that closed in 2019.
Supplemental Pro Forma Information
The unaudited supplemental pro forma information below presents the combined historical results of operations of the Company, Machine Zone and Adjust for each of the periods presented as if Adjust had been acquired as of January 1, 2020 and Machine Zone had been acquired as of January 1, 2019 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Revenue	$429,062	$727,633	$1,156,144	$2,034,908
Net income (loss)	(102,917)	(51)	(230,779)	3,963
The unaudited supplemental pro forma information above include the following adjustments to net income (loss) in the appropriate pro forma periods (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
An (increase) in amortization expense related to the fair value of acquired identifiable intangible assets, net of the amortization expense already reflected in actual historical result s	$(5,934)	$—	$(42,058)	$(7,325)
A net increase in revenue related to fair value adjustment	22,542	682	31,584	1,219
A decrease (increase) in expenses related to transaction expenses	—	—	(2,617)	14,115
An decrease (increase) in interest expense related to new debt financing, net of interest expense related to pre-existing debt settled as part of the acquisitions	(2,652)	—	97,107	(2,640)
A (decrease) in other income—liability classified warrants	—	—	(1,730)	—
An (increase) in tax provision	(3,201)	(156)	(18,877)	(1,232)
The unaudited supplemental pro forma information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisitions taken place on the date indicated, or of the Company’s future consolidated results of operations. The supplemental pro forma information presented above has been derived from the Company’s historical consolidated financial statements and from the historical accounting records of Adjust and Machine Zone.

6. Acquisitions
2018 Acquisitions
PeopleFun,
 Inc.
—On March 31,
2018
, the Company
closed
a stock purchase agreement with PeopleFun, Inc., a Richardson, Texas based privately held company specializing in mobile gaming. The Company purchased all of the outstanding shares of the capital stock of PeopleFun for a purchase price of $19.8 million in cash. There was an additional earn-out
(i.e., contingent consideration) to be paid to the sellers of up to $79.2 million over five years, contingent on the acquired company meeting certain terms as defined in the stock purchase agreement. The fair value of the contingent consideration was $52.4 million on the acquisition date. The closing consideration consisted of $19.8 million plus a net working capital adjustment of $1.7 million. Transaction costs incurred in connection with the acquisition were $0.5 million for the year ended December 31, 2018 and were recorded to general and administrative expenses. This transaction has been accounted for as a business combination.
The following table summarizes the allocation of the purchase price and the identifiable assets acquired as of the amendment date (in thousands):

Cash	$714
Accounts receivable	6,398
Prepaid expenses and other current assets	121
Intangible assets:
Tradename—estimated useful life of 5 years	230
Games—estimated useful life of 3 years	10,220
User install base—estimated useful life of 3 months	400
Goodwill	61,790
Property and equipment	42
Other assets	17
Accounts payable	(2,947)
Accrued expenses	(3,049)

Total purchase price	$73,936

Contingent consideration	(52,429)

Cash consideration	$21,507

The income approach was used to value the developed Apps, installed user-base, and tradename. Goodwill, which is not deductible for tax purposes, represents the exce
s
s of the purchase price over the fair value of the identifiable assets and assumed liabilities acquired and is primarily attributable to the assembled workforce and expected synergies at the time of the acquisition.
In December 2018, subsequent to the completion of this acquisition, the terms of the earn-out
payment were amended to provide for a
one-time
payment by the Company of $41.6 million which includes 114,372 shares of the Company’s Class A common stock with a fair value of $0.2 million. The cash amount of $41.4 million was paid and 114,372 shares were issued in 2019. As the amendment to the terms of the earn-out payment was based on facts and circumstances that did not exist as of the acquisition date, a modification was made to the original terms and conditions, and the Company recognized a gain of $10.8 million, representing the difference between the carrying value of the contingent consideration liability and the fair value of the amended payment, in the period the amendment was made rather than recording a change to the purchase price. As part of the agreement, the Company also agreed to issue restricted stock awards for 3,120,738 shares of Class A common stock which vest ratably over a two-year
service period. These awards were issued in 2019. As the restricted stock awards represented grants to employees for future service, the Company accounts for these awards as stock-based compensation to employees and recognizes the expense over the vesting period.
MAX Advertising Systems,
 Inc
.—On September 4, 2018, the Company acquired MAX Advertising Systems, Inc., a San Francisco, California based privately-held company specializing in software solutions. The Company purchased all of the outstanding capital stock of MAX Advertising Systems, Inc. for a purchase price of $31.9 million in cash and $0.7 million in 438,240 shares of common stock valued at $1.68 per share. Transaction costs incurred by the Company in connection with the acquisition, including professional fees, were $0.6 million for the year ended December 31, 2018 and were recorded to general and administrative expenses. This transaction was accounted for as a business combination.
The following table summarizes the allocation of the purchase price and the identifiable assets acquired as of the closing date (in thousands):

Cash	$1,093
Accounts receivable	52
Prepaid expenses and other current assets	11
Intangible assets:
Developed technology—estimated useful life of 3 years	3,200
Goodwill	30,038
Property and equipment	32
Other assets	334
Accounts payable	(2,124)
Other current liabilities	(1)

Total purchase price	$32,635

Issuance of common stock	(735)

Cash consideration	$31,900

The cost approach was utilized to value the developed technology. Goodwill, which is not deductible for tax purposes, represents the excess of the purchase price over the fair value of the identifiable assets and assumed liabilities acquired and is primarily attributable to the assembled workforce and expected synergies at the time of the acquisition.
2019 Acquisitions
Business Combinations
—During the year ended December 31, 2019, the Company acquired certain businesses for an aggregate purchase consideration of $54.6 million. The fair value of the acquired components was allocated to goodwill in the amount of $38.5 million, intangible assets in the amount of $15.2 million, and $0.9 million of other tangible net assets. These acquisitions are generally expected to enhance the Company’s Software and expand its Apps. $51.6 million of the aggregate purchase consideration for these acquisitions was paid in cash with the unpaid balance of $3.0 million attributed to the deferred consideration expected to be paid within 12 months. The weighted average amortization period of the acquired intangible assets was 3.5 years at acquisition. Goodwill is not deductible for tax purposes. The $3.0 million deferred consideration was subsequently paid in October 2020.
Recoded asset acquisition
—In January 2019, the Company acquired a mobile game App from an independent foreign-based mobile game developer in exchange for an upfront cash consideration of $150.0 million and a deferred cash consideration of $90.0 million. The transaction was accounted for as an asset acquisition with $240.0 million allocated to the acquired mobile game App, which will be amortized over five years. Additionally, the Company entered into service and development agreements with the independent game developer to support the initially acquired game App as well as to develop new game Apps. Based on the service agreement, the Company is required to make future one-time
earn-out
payments, of either $60.0 million or $30.0 million per game depending on the nature of the new game App developed, subject to the achievement of a certain monthly revenue milestone in the initial thirty-six
months following the launch of a new game App. The term of the service agreement is initially three years, after which time the agreement is terminable by either party upon thirty days’ written notice. Based on the development agreement, the Company is also required to make future one-time
earn-out
payments, during the term of six years, of $10.0 million for each of two additional new game Apps developed, subject to the achievement of the same monthly revenue milestone in the initial thirty-six
months following the launch of such game Apps.
Samfinaco games asset acquisition
—In August 2019, the Company acquired four mobile game Apps from an entity based in Cyprus, which were developed by an independent foreign-based mobile game developer, in exchange for an upfront cash consideration of $131.6 million, a deferred cash consideration of $22.5 million due in the next 15 months and future earn-out
payments for each of the four years from the date of the transaction which are based on the greater of (i) a predetermined percentage of revenue or (ii) a predetermined percentage of earnings before interest, taxes, depreciation and amortization generated by the acquired game Apps. The transaction was accounted for as an asset acquisition with $167.1 million allocated to the acquired mobile game Apps, $17.1 million allocated to deferred tax liability (see Note 15, “Income Taxes,” for subsequent accounting) and the remaining $4.1 million allocated primarily to acquired cash, accounts receivable and assumed accounts payable. The recorded value of acquired mobile game Apps is amortized over five years. During 2019 and 2020, the Company recognized earn-out
costs of $4.1 million and $15.3 million, respectively, by increasing the book value of the initially acquired mobile game Apps, which is amortized over the remaining useful life of the acquired game Apps. Additionally, the Company entered into service and development agreements with the independent mobile game developer to support the initially acquired game Apps as well as to develop new game Apps. The Company is required to make future earn-out
payments based on performance metrics of the newly developed game Apps which are similar to the performance metrics of the initially acquired mobile game Apps during the four years from the date of the transaction.
Other asset acquisitions
—In April 2019, the Company acquired assets from an independent mobile game developer located in the United States in exchange for upfront cash consideration of $59.4 million and deferred cash consideration of $10.5 million due in the next 15 months. The acquisition was accounted for as an asset acquisition with $68.3 million allocated to user-base, $1.3 million to developed technology and $0.3 million to other assets. The recorded value of the acquired user-base asset is amortized over 7 years. The recorded value of the acquired developed technology is amortized over 2 years.
The Company also acquired certain assets through a number of other asset acquisitions for an aggregated cash consideration of $16.2 million, substantially all of which was attributable to acquired mobile game Apps.

2020 Acquisitions
Geewa
—On January 31, 2020, the Company acquired Geewa A.S. (“Geewa”), a privately held company specializing in mobile gaming. The transaction is expected to expand the Company’s Apps portfolio and has been accounted for as a business combination. The Company purchased all of the outstanding shares of the capital stock of Geewa for a total consideration of $25.6 million of which $23.5 million was paid in cash and the unpaid balance was attributed to a $2.1 million indemnity holdback that will be paid in the next 12 months. Transaction costs incurred by the Company in connection with the acquisition, including professional fees, were $0.3 million.
The following table summarizes the fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash	$1,043
Accounts receivable and other current assets	1,457
Intangible assets
Apps—estimated useful life of 5 years	17,040
Tradename—estimated useful life of 5 years	260
Developed Technology—estimated useful life of 2 years	590
Property, equipment and other tangible assets	369
Goodwill	9,805
Accounts payable, accrued liabilities and other liabilities	(4,935)

Total purchase consideration	$25,629

The income approach was used to value the developed Apps and tradename. Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and assumed liabilities acquired and is primarily attributable to the assembled workforce and expected synergies at the time of the acquisition. Goodwill is not deductible for tax purposes.
Pro forma results of operations have not been presented because the effect of the acquisition was not material to the consolidated statements of operations.
Redemption Games
—On April 6, 2020, the Company acquired Redemption Games, Inc. (“Redemption Games”), a privately held company specializing in mobile gaming. The transaction is expected to expand the Company’s Apps portfolio and has been accounted for as a business combination. As part of the transaction, the Company purchased 95.5% of the outstanding shares of the capital stock of Redemption Games for an aggregate total consideration of $53.7 million. Based on the consideration paid and the percent acquired, the transaction implied a total value for Redemption of $56.2 million. Transaction costs incurred by the Company in connection with the acquisition, including professional fees, were $0.6 million. In November 2020, the Company increased its ownership in Redemption Games to 98.2% by exchanging 2.7% of minority shares for the Company’s Class A common stock. The difference between the $4.5 million in fair value of the Class A common stock issued and the $1.5 million in fair value of the minority shares was recognized as stock-based compensation in research and development expenses.

The following table summarizes the fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash	$2,787
Accounts receivable, net	1,850
Intangible Assets
Apps—estimated useful life of 5 years	44,000
Tradename—estimated useful life of 5 years	900
Goodwill	20,198
Other tangible assets	131
Accounts payable	(2,492)
Other liabilitie s	(11,142)

Total valuation	56,232

Redeemable noncontrolling interest	(2,556)

Total purchase consideration	$53,676

The income approach was used to value the developed Apps and tradename. Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and assumed liabilities acquired and is primarily attributable to the assembled workforce and expected synergies at the time of the acquisition. Goodwill is not deductible for tax purposes.
Pro forma results of operations have not been presented because the effect of the acquisition was not material.
Machine Zone,
 Inc.
—On May 19, 2020, the Company acquired Machine Zone, Inc. (“Machine Zone”), a privately held company specializing in mobile gaming. The transaction is expected to expand the Company’s Apps portfolio and has been accounted for as a business combination. The Company purchased all of the outstanding shares of the capital stock of Machine Zone and settled all Machine Zone debt for an aggregate acquisition price of $328.6 million comprising $287.1 million cash paid to Machine Zone lenders, common stock warrants issued to Machine Zone lenders and preferred stockholders with the aggregate fair value of $38.2 million and a settlement of the preexisting accounts receivable balance of $3.3 million. Transaction costs incurred by the Company in connection with the acquisition, including professional fees, were $2.8 million.
The Company also assumed an IP license agreement with a third-party game content provider that was included in the Machine Zone acquisition. The term of the IP license agreement is set to expire in December 2021 with the option to renew for additional terms by the mutual agreement of the parties. The remaining future fixed payments under the IP license agreement as of the date of the Machine Zone acquisition amounted to $37.1 million.

The following table summarizes the fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash	$37,767
Accounts receivable and other current assets	27,284
Intangible assets
Tradename—estimated useful life of 10 years	13,000
Apps—estimated useful life of 3—5 years	272,000
IP license—useful life of 2 years	28,551
Goodwill	82,353
Right-of-use assets under operating leases	125,639
Property, equipment and other tangible assets	42,312
Accounts payable, accrued liabilities and other liabilitie s	(81,591)
Deferred revenue	(43,200)
License obligations	(35,685)
Operating lease liabilities	(139,875)

Total purchase consideration	$328,555

The income approach was used to value the developed Apps and tradename. The replacement cost approach was used to value the IP license asset. Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and assumed liabilities acquired and is primarily attributable to the assembled workforce and expected synergies at the time of the acquisition. Goodwill is deductible for tax purposes.
Contemporaneously with the closing of the acquisition, the Company exited from one of Machine Zone’s real estate leases. The Company accounted for this lease termination as a transaction separate from the business combination since the lease termination was negotiated primarily for the benefit of the combined entity; the Company was the party who directly negotiated this lease amendment with the lessor; and such negotiation took place contemporaneously with the negotiation of the business combination. The Company decreased the operating lease right-of-use
asset and operating lease liability by $57.6 million and $63.1 million, respectively. The Company also wrote-off
$15.0 million of leasehold improvements and other assets related to this real estate lease. In connection with this transaction the Company issued a common stock warrant with the fair value of $0.4 million.
The Company’s consolidated statements of operations include Machine Zone’s revenue of $113.8 million and pretax loss of $89.7 million for the period from the acquisition date of May 19, 2020 to December 31, 2020.
The following unaudited supplemental pro forma information presents the combined historical results of operations of the Company and Machine Zone as if the business combination had been completed on January 1, 2019. The pro forma financial information includes amortization of fair value adjustments in the appropriate pro forma periods as though the companies were combined as of the beginning of 2019. These adjustments include:

•	An increase in amortization expense of $62.0 million and $23.6 million related to the fair value of acquired identifiable intangible assets in 2019 and 2020, respectively;

•	A decrease in revenue of $61.9 million related to fair value adjustment of the deferred revenue balance in 2019 with a corresponding increase in revenue of $61.9 million in 2020;

•	A decrease in expenses of $8.7 million related to acquisition transaction expenses in 2020; there was no such adjustment necessary for 2019;

•
A decrease in interest expense of $
147.9
million in 2019 and $
106.0
million in 2020 related to Machine Zone pre-acquisition debt partially offset by interest expense related to additional term loan issued by the Company;

•	A decrease in other income of $ 9.0 million and $1.7 million to eliminate the fair value adjustments related to embedded derivative and the liability classified warrants in 2019 and 2020, respectively;

•	An increase in provision for income taxes of $3.3 million and $ 34.7 m illion in 2019 and 2020, respectively.
The following table includes unaudited pro forma results (in thousands, except per share data):

	Year Ended December 31,
	2019	2020
Revenue	$1,332,476	$1,625,476
Net (loss)	(105,353)	(179,415)
Net (loss) per share — basic and diluted	$(0.50)	$(0.83)
Zenlife asset acquisition
—In June 2020, the Company acquired certain mobile game Apps from an independent foreign-based mobile game developer in exchange for an upfront cash consideration of $160.0 million and future earn-out
payments for each of the four years from the date of the transaction based on the excess, if any, of revenue generated by the initially acquired game App for such year above the sum of (i) an annual fixed baseline revenue and (ii) the aggregate earn-out
payments made in prior years. The transaction was accounted for as an asset acquisition with $173.3 million allocated to the acquired mobile game Apps and $13.3 million to deferred tax liability. The recorded value of acquired mobile game Apps is amortized over five years. Additionally, the Company entered into a service and development agreement with the independent mobile game developer to support the initially acquired game Apps as well as to develop new game Apps during the four-year term of the agreement. The Company is also required to make future earn-out
payments for newly developed game Apps determined under the similar approach as for the initially acquired mobile game Apps.
Athena asset acquisition
—In November 2020, the Company acquired certain mobile game Apps from an independent foreign-based mobile game developer in exchange for upfront cash consideration of $110.0 million, deferred cash consideration of $20.0 million due in the next 18 months with an acquisition-date fair value of $19.0 million, a convertible security with a principal amount of $40.0 million and the acquisition date fair value of $45.0 million, and future earn-out
payments for each of the four years from the date of the transaction based on (i)(a) the revenue generated by the initially acquired game Apps in excess of (b) a certain revenue threshold, multiplied by (ii) a predetermined revenue multiple. In the event the Company closes an IPO within 12 months of the transaction, the sellers may convert the instrument, in whole or in part, into a maximum number of shares of the Company’s Class A common stock equal to $40.0 million divided by a conversion price equal to (i) the preceding
20-day
volume-weighted average trading price per share of the Company’s Class A common stock multiplied by (ii) 0.8. In the event that (i) the sellers only convert a portion of the instrument within the applicable conversion period following the IPO or (ii) the IPO does not close within 12 months of the transaction, the Company is required to redeem the then outstanding portion of the convertible security in cash for the remaining principal amount. The convertible security does not entitle the sellers to any voting rights or other rights as stockholders of the Company’s Class A common stock prior to conversion. The Company determined that the convertible security represents predominantly a share-settled obligation and recognized the instrument as a level 3 liability. For details regarding the fair value measurement of the convertible security, see Note 3. The transaction was accounted for as an asset acquisition with $170.7 million allocated to the acquired mobile game Apps, $4.0 million allocated to the acquired tradename, and the remaining $0.7 million allocated to deferred tax liability. The recorded value of acquired mobile game Apps and tradename is amortized over 6 years. Additionally, the Company entered into a service and development agreement with the independent mobile game developer to support the initially acquired mobile game Apps as well as to develop new game Apps during the four-year term of the agreement. The Company is not required to make additional earn-out
payments for any new game Apps developed.
Other asset acquisitions
—In March and April 2020, the Company completed two asset acquisitions to acquire two mobile game Apps from two separate independent foreign-based mobile game developers in exchange for an aggregate upfront cash consideration of $35.0 million and future earn-out
payments. Both transactions were accounted for as asset acquisitions with $35.0 million allocated to the acquired mobile game Apps, which will be amortized over three and five years. Additionally, the Company entered into service and development agreements with the independent mobile game developers to support the initially acquired game Apps as well as to develop new game Apps. With respect to the first asset acquisition, future earn-out
payments are based on a predetermined percentage of revenue net of certain direct costs generated by the initially acquired game App, or additional game Apps developed under the service and development agreement, over the term of the agreement, which is initially two years, but which may renew for an additional two-year
term. With respect to the second asset acquisition, future
earn-out
payments for each of the four years from the date of the transaction are based on (i)(a) the revenue generated by the initially acquired game App and any additional game Apps developed under the service and development agreement over the term of four years in excess of (b) a baseline revenue threshold, multiplied by (ii) tiered revenue multiples, up to a cumulative amount of $45.0 million. In 2020, the Company recognized earn-out
costs of $0.5 million and $6.0 million related to the first and second asset acquisitions, respectively, by increasing the book value of the initially acquired mobile game Apps, which are amortized over the remaining useful life of the respective game Apps.
The Company also acquired certain assets through a number of other asset acquisitions for an aggregated cash consideration of $
46.4
million, substantially all of which was attributable to acquired mobile game Apps.
Modification of asset acquisition-related contingent consideration —
In September 2020, the Company amended the terms of an asset acquisition to settle the acquisition holdback and the earn-out
due to the sellers 12 months following the acquisition’s closing in 2019. Under the terms of the amendment, the Company agreed to settle a $34.8 million liability related to an acquisition holdback and earn-out,
with a combination of a cash payment of $3.4 million and the Company’s Class A common stock at the fair value of $106.1 million as of the settlement date, resulting in a $74.7 million extinguishment loss of the acquisition-related contingent consideration. Subsequent to the issuance of the consolidated financial statements for the year ended December 31, 2019, the Company revised the fair value of the Company’s Class A common stock as of the settlement date. As a result of the revision in the fair value, the Company corrected the previously disclosed balances related to the settlement, such that the fair value of the Class A common stock settlement increased from $48.4 million to $106.1 million and the extinguishment loss increased from $17.0 million to $74.7 million. Management considered the correction of the subsequent event disclosure in the year ended December 31, 2019 to be immaterial in nature based on qualitative and quantitative factors.